Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - (Impairment) Reversal of Losses of Financial Assets (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
(Impairment) /reversal of losses of financial assets (See Note 12.2)	$ 3,369	$ (235)	$ 4,684
(Impairment) reversal of losses of financial assets
Statement [Line Items]
(Impairment) /reversal of losses of financial assets (See Note 12.2)	$ 3,369	$ (235)	$ 4,684